NATIXIS FUNDS TRUST II

April 5, 2016

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	Natixis Funds Trust II
(File Nos.: 002-11101 and 811-00242)

Dear Sir or Madam:

Pursuant to Rule 497(j) of the Securities Act of 1933, as amended, I hereby certify that the Prospectus, dated April 1, 2016, for Loomis Sayles Dividend Income Fund, Loomis Sayles Emerging Markets Opportunities Fund, Loomis Sayles Senior Floating Rate and Fixed Income Fund and Vaughan Nelson Select Fund, each a series of Natixis Funds Trust II, do not differ from those contained in Post-Effective Amendment No. 205 that was filed electronically on March 28, 2016.

Please direct any questions or comments on the enclosed materials to me at (617) 449-2818.

Very truly yours,

/s/ John DelPrete
John DelPrete
Assistant Secretary